Summary of Significant Accounting Policies (Details) - Schedule of securities and other investments owned and securities sold not yet purchased at fair value - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Securities and other investments owned:
Total securities and other investments owned	$ 777,319	$ 408,213
Securities sold not yet purchased:
Total securities sold not yet purchased	10,105	41,820
Corporate Bonds [Member]
Securities and other investments owned:
Total securities and other investments owned	3,195	19,020
Securities sold not yet purchased:
Total securities sold not yet purchased	4,288	33,436
Other Fixed Income Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	1,913	8,414
Securities sold not yet purchased:
Total securities sold not yet purchased	1,242	3,024
Partnership Interests and Other [Member]
Securities and other investments owned:
Total securities and other investments owned	74,923	27,617
Equity Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	697,288	353,162
Securities sold not yet purchased:
Total securities sold not yet purchased	$ 4,575	$ 5,360